MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.4 - Schedule 1

MS ID	Seller Loan Number	Serivicer LoanID	Unique Finding ID	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Exception ID	Remediation Status	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
6982170	XXXXX	XXXXX	XXXXXXXXXX-FPRO8998	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/22/2024	FPRO8998	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/23/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982170	XXXXX	XXXXX	XXXXXXXXXX-FCRE8999	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/22/2024	FCRE8999	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.	01/23/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982170	XXXXX	XXXXX	XXXXXXXXXX-FCOM8997	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/22/2024	FCOM8997	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The loan is in compliance with all applicable laws and regulations.	01/23/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982171	XXXXX	XXXXX	XXXXXXXXXX-finding-2962	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/22/2024	finding-2962	Cleared	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and appraisal requirements met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982171	XXXXX	XXXXX	XXXXXXXXXX-finding-3352	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/22/2024	finding-3352	Cleared	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and appraisal requirements met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982171	XXXXX	XXXXX	XXXXXXXXXX-FPRO8998	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/22/2024	FPRO8998	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982171	XXXXX	XXXXX	XXXXXXXXXX-FCRE8999	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/23/2024	FCRE8999	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963425	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/28/2023	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML escrow established, appraisal requirement met	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/29/2023	11/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963425	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/28/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963425	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/28/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003074	XXXXX	XXXXX	XXXXXXXXXX-FCOM8997	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/29/2024	FCOM8997	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003074	XXXXX	XXXXX	XXXXXXXXXX-FPRO8998	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/26/2024	FPRO8998	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003074	XXXXX	XXXXX	XXXXXXXXXX-FCRE8999	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/26/2024	FCRE8999	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7016000	XXXXX	XXXXX	XXXXXXXXXX-FCRE8999	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/05/2024	FCRE8999	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	03/06/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7016000	XXXXX	XXXXX	XXXXXXXXXX-FPRO8998	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/05/2024	FPRO8998	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	03/06/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7016000	XXXXX	XXXXX	XXXXXXXXXX-FCOM8997	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/06/2024	FCOM8997	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969365	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	09/05/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/05/2023	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969365	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	09/05/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/05/2023	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969365	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	09/05/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/05/2023	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6949641	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/15/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6949641	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/15/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6949641	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/15/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6949642	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/15/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6949642	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/15/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6949642	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/15/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982177	XXXXX	XXXXX	XXXXXXXXXX-FPRO8998	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/22/2024	FPRO8998	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982177	XXXXX	XXXXX	XXXXXXXXXX-FCRE8999	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/22/2024	FCRE8999	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.	01/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982177	XXXXX	XXXXX	XXXXXXXXXX-FCOM8997	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/23/2024	FCOM8997	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The loan is in compliance with all applicable laws and regulations.	01/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982178	XXXXX	XXXXX	XXXXXXXXXX-1329552	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/21/2023	1329552	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has X.XXXXXXXXXXXXXXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																					Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982178	XXXXX	XXXXX	XXXXXXXXXX-1329549	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/21/2023	1329549	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has X.XXXXXXXXXXXXXXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																					Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003077	XXXXX	XXXXX	XXXXXXXXXX-1424183	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/08/2024	1424183	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of X.XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003077	XXXXX	XXXXX	XXXXXXXXXX-1424184	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/08/2024	1424184	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of X.XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003077	XXXXX	XXXXX	XXXXXXXXXX-1425543	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/09/2024	1425543	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The loan is in compliance with all applicable laws and regulations.	02/09/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969369	XXXXX	XXXXX	XXXXXXXXXX-1293882	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/06/2023	1293882	Cleared	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Security Instrument is not notarized.			The Deed of Trust is Present and Complete	12/13/2023	Borrower has stable job time - Borrower has XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969369	XXXXX	XXXXX	XXXXXXXXXX-1294937	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/06/2023	1294937	Cleared	Credit	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared Fraud Report reflects Escrow Company should undergo a further XXX review which is missing from the file.			Received LOE - the OFAC listed "XXX" as the default XXX and does not need SAM.gov search. Exception Resolved.	12/10/2023	Borrower has stable job time - Borrower has XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969369	XXXXX	XXXXX	XXXXXXXXXX-1299025	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/07/2023	1299025	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				12/07/2023	Borrower has stable job time - Borrower has XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982180	XXXXX	XXXXX	XXXXXXXXXX-FCRE8999	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	FCRE8999	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Compensating Factor Qualifying DTI below max allowed. - Compensating Factors Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982180	XXXXX	XXXXX	XXXXXXXXXX-FCOM8997	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	FCOM8997	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Compensating Factor Qualifying DTI below max allowed. - Compensating Factors Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982180	XXXXX	XXXXX	XXXXXXXXXX-FPRO8998	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	FPRO8998	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Compensating Factor Qualifying DTI below max allowed. - Compensating Factors Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6883068	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/15/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6883068	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/15/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6883068	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/16/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6883070	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/02/2023	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and appraisal requirements have been met.	HPML compliant	08/04/2023	Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6883070	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/03/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6883070	XXXXX	XXXXX	XXXXXXXXXX-3581	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/03/2023	3581	Cleared	Credit	Profit and Loss Does Not Meet Guidelines	Profit and Loss Does Not Meet Guidelines. YTD P&L required for self employed borrower per guidelines.	X.XX.XX - YTD P&L provided	02/22/2024	The exception 'Profit and Loss Does Not Meet Guidelines' is cleared.; The exception 'Profit and Loss Does Not Meet Guidelines' is cleared; exception resolved.	02/22/2024	Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6883070	XXXXX	XXXXX	XXXXXXXXXX-1462	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/02/2023	1462	Cleared	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of X.XX or $XXX.	X.X.XX - Client rebuttal shows additional account used for assets. This has been added to the assets but we are still at only X.XX months of reserves. Please provide a full breakdown of assets used; exception remains.	08/08/2023	The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of XXX or $XXX; exception resolved.	08/10/2023	Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6883070	XXXXX	XXXXX	XXXXXXXXXX-3557	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/25/2023	3557	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.	X.X.XX - Additional information provided. Per appraisal, estimated cost of new build is $XXX.	02/07/2024	Hazard insurance coverage is sufficient; exception resolved.	02/07/2024	Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6883112	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/25/2023	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Loan with established escrows and appraisal requirements have been met.	HPML compliant	09/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6883112	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/26/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6883112	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/26/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6883155	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/28/2023	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.	HPML compliant	08/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6883155	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/29/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6883155	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/29/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6883175	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/24/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $X.XX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6883175	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/28/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $X.XX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6883175	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/28/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $X.XX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963430	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/28/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963430	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/29/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/29/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963430	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/29/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/29/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969374	XXXXX	XXXXX	XXXXXXXXXX-1312725	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/13/2023	1312725	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969374	XXXXX	XXXXX	XXXXXXXXXX-1312721	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/13/2023	1312721	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969374	XXXXX	XXXXX	XXXXXXXXXX-1312724	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/13/2023	1312724	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7016002	XXXXX	XXXXX	XXXXXXXXXX-FVAL5524	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/08/2024	FVAL5524	Acknowledged	Property	Ineligible Property	Subject Property is XXX acres and evaluated as Rural by Appraiser. Guidelines define Acreage > XXX acres as an ineligible property type.	Received CHM Credit Exception Request Form granting approval for ineligible property per guidelines as property is XXX, and max per guidelines is XXX. The following compensating factors provided were identified by the lender; minimal to no payment shock and low DTI. Exception downgraded to a level X/B.	03/13/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of X.XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
7016002	XXXXX	XXXXX	XXXXXXXXXX-FCOM1221	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/08/2024	FCOM1221	Cleared	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Loan file is missing the Second Home Rider	The Deed of Trust is Present and Complete. Received executed Second Home Rider. Exception Resolved.	03/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of X.XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
7016002	XXXXX	XXXXX	XXXXXXXXXX-FCOM8997	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/08/2024	FCOM8997	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of X.XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
6969377	XXXXX	XXXXX	XXXXXXXXXX-1315334	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/14/2023	1315334	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969377	XXXXX	XXXXX	XXXXXXXXXX-1315332	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/14/2023	1315332	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969377	XXXXX	XXXXX	XXXXXXXXXX-1308379	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/12/2023	1308379	Cleared	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirements met	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969383	XXXXX	XXXXX	XXXXXXXXXX-1310067	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/12/2023	1310067	Cleared	Property	Purchase price is < original balance	Missing purchase contract addendum reflecting the correct sales price of $XXX.	Received purchase contract addendum with the correct sales price of $XXX. Exception Resolved. Received purchase contract addendum with the correct sales price of $XXX. Exception Resolved.	12/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969383	XXXXX	XXXXX	XXXXXXXXXX-1308174	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/12/2023	1308174	Cleared	Compliance	Purchase Contract does not Match Final CD	The final CD does not reflect the correct sales price when compared to the Purchase Contract. Truth in Lending Act (Regulation Z)
XX CFR XXXX.XX(a)(X)(vii) The sales price on the final CD does not match the sales price on the Purchase Contract - The purchase contract reflects a sales price of $XXX, but the final CD reflects a sales price of $XXX. No evidence of an addendum increasing the sales price to $XXX. The difference resulted in an increased LTV of XXX%, not XXX% per lender approval. Missing purchase contract addendum with updated sales price.	Received purchase contract addendum with the correct sales price of $XXX. Exception Resolved.	12/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969383	XXXXX	XXXXX	XXXXXXXXXX-1308365	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/12/2023	1308365	Cleared	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrow and met appraisal requirements. Allowed per lender guidelines, therefore, downgraded to A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969383	XXXXX	XXXXX	XXXXXXXXXX-1312786	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/13/2023	1312786	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969385	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/18/2023	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	08/21/2023	08/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																						C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969385	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/18/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/18/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969385	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/18/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/18/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969387	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/25/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969387	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/25/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969389	XXXXX	XXXXX	XXXXXXXXXX-1312833	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/13/2023	1312833	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969389	XXXXX	XXXXX	XXXXXXXXXX-1312831	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/13/2023	1312831	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969389	XXXXX	XXXXX	XXXXXXXXXX-1307298	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/12/2023	1307298	Cleared	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969391	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/25/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXXX months or $XXXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969391	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/25/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXXX months or $XXXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969391	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/25/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXXX months or $XXXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6949764	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/14/2023	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML escrow established, appraisal requirement met	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	09/15/2023	09/15/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6949764	XXXXX	XXXXX	XXXXXXXXXX-2110	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/14/2023	2110	Acknowledged	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX for a cash-out refinance transaction. The loan file contains a Credit Inquiry LOE and a credit supplement confirming the borrower's opened new credit with XXX on XX/XX/XXXX as an auto lease with a monthly payment of $XXX. The credit supplement indicates this new account took the place of the XXX, which reflects as closed as of XX/XX/XXXX. According to the XXX in loan file, this account was excluded from the total DTI calculation and the loan file is missing documentation to support the exclusion. The calculated DTI includes subject PITIA of $XXX, all other debt of $XXX and total borrower income of $XXX, resulting in a total DTI of XXX%.	Received CHM Credit Exception Request Form.; The loan exceeded the maximum DTI of XXX% for a cash-out refinance. CHM Credit Exception received granting a DTI exception with the following comp factors identified by the lender; Qualifying FICO is greater than the guidelines minimum by XXX points, significant residual income of $XXX per month, Borrower at current residence for XXX (XXX) or more years, and XXX (XXX) months housing history with no late payments. Exception downgraded to a Level X/B.	10/06/2023	Received CHM Credit Exception Request Form.; The loan exceeded the maximum DTI of XXX% for a cash-out refinance. CHM Credit Exception received granting a DTI exception with the following comp factors identified by the lender; Qualifying FICO is greater than the guidelines minimum by XXX points, significant residual income of $XXX per month, Borrower at current residence for XXX (XXX) or more years, and XXX (XXX) months housing history with no late payments. Exception downgraded to a Level X/B.	10/06/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6949764	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/14/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/14/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6969394	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	09/15/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/15/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969394	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	09/15/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/15/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969394	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	09/15/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/15/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003081	XXXXX	XXXXX	XXXXXXXXXX-1431611	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/13/2024	1431611	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003081	XXXXX	XXXXX	XXXXXXXXXX-1431612	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/13/2024	1431612	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003081	XXXXX	XXXXX	XXXXXXXXXX-1431613	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/13/2024	1431613	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963441	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/22/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963441	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/22/2023	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML escrow established, appraisal requirement met	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/29/2023	11/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963441	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/22/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963441	XXXXX	XXXXX	XXXXXXXXXX--96366	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/22/2023	-96366	Cleared	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required. Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX is due to Service Provider List missing provider information and the fees of Title - Courier Fee and Title Tax Certification fee were not listed on the initial LE. Without a valid service provider list, these fees are considered in the X% tolerance	This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	11/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969400	XXXXX	XXXXX	XXXXXXXXXX-FCRE8999	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/06/2023	FCRE8999	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Yes
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																					Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969400	XXXXX	XXXXX	XXXXXXXXXX-FCOM8997	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/06/2023	FCOM8997	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Yes

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																					Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969400	XXXXX	XXXXX	XXXXXXXXXX-FPRO8998	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/06/2023	FPRO8998	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Yes

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																					Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6949831	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/27/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6949831	XXXXX	XXXXX	XXXXXXXXXX--96383	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/17/2023	-96383	Cleared	Compliance	TRID Initial Closing Disclosure Date and Funding Date Validation Test	This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields.; Documentation Required - Provided funding CD/PCCD. CD signed at closing shows a disbursement date of XX/XX/XXXX, however documents weren't signed until XX/XX/XXXX; PCCD required to determine actual per diem charged to borrower	Received PCCD.; Documentation Required - Provided funding CD/PCCD. CD signed at closing shows a disbursement date of XX/XX/XXXX, however documents weren't signed until XX/XX/XXXX; PCCD required to determine actual per diem charged to borrower	11/30/2023	This compliance test 'TRID Initial Closing Disclosure Date and Funding Date Validation Test' is no longer tested	11/30/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6949831	XXXXX	XXXXX	XXXXXXXXXX-651	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/27/2023	651	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	HOA Dues verification for property XXX and XXX along with HOI for XXX missing. DTI Subject to re-calculation.	Received HOA Verification.	11/29/2023	Borrower liabilities verified indicator is Present. An borrower LOE provided confirming property XXX is free and clear, does not pay HOA Dues or carry homeowner's insurance. Received a mortgage statement and HOA Verification for XXX. Exception Resolved.	11/29/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969403	XXXXX	XXXXX	XXXXXXXXXX-1312960	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/13/2023	1312960	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969403	XXXXX	XXXXX	XXXXXXXXXX-1312949	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/13/2023	1312949	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969403	XXXXX	XXXXX	XXXXXXXXXX-1312959	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/13/2023	1312959	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963457	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/08/2023	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; No Cure Required. HPML Loan with established escrows and appraisal requirement met. Downgraded	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/09/2023	11/09/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963457	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/08/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/08/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963457	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/08/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/08/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969407	XXXXX	XXXXX	XXXXXXXXXX-1312995	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/13/2023	1312995	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Compensation Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969407	XXXXX	XXXXX	XXXXXXXXXX-1308997	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/12/2023	1308997	Cleared	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and appraisal requirements met.					Qualifying FICO is Greater than the Guideline Minimum - Compensation Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969407	XXXXX	XXXXX	XXXXXXXXXX-1312994	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/13/2023	1312994	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Compensation Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963467	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/28/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/28/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963467	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/28/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/28/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963467	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/28/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/28/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6949861	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/17/2023	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML with established escrows and appraisal requirements met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/28/2023	11/28/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6949861	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/27/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6949861	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/27/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982193	XXXXX	XXXXX	XXXXXXXXXX-1338790	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/27/2023	1338790	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982193	XXXXX	XXXXX	XXXXXXXXXX-1338792	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/27/2023	1338792	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982193	XXXXX	XXXXX	XXXXXXXXXX-1338787	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/27/2023	1338787	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963474	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/28/2023	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML with established escrows and appraisal requirements met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/29/2023	11/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963474	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/28/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963474	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/28/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963482	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/06/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963482	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/03/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963482	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/03/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982195	XXXXX	XXXXX	XXXXXXXXXX-1338814	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/27/2023	1338814	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXXXXXXXXXXXXXXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982195	XXXXX	XXXXX	XXXXXXXXXX-1338817	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/27/2023	1338817	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXXXXXXXXXXXXXXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982195	XXXXX	XXXXX	XXXXXXXXXX-1338818	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/27/2023	1338818	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXXXXXXXXXXXXXXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982196	XXXXX	XXXXX	XXXXXXXXXX-1327334	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/20/2023	1327334	Cleared	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Page X of the Deed of Trust missing.	Received complete Deed of Trust ; condition resolved.	12/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																					Borrower has stable job time - Borrower has XXXXXXXXXXXXXXXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982196	XXXXX	XXXXX	XXXXXXXXXX-1325430	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/19/2023	1325430	Cleared	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Borrower is employed by a family member per LOE page X in the loan file. FNMA requires X years of tax returns that are missing from the loan file. A Credit Exception Request Form in the loan file, but is not executed by the VP of Underwriting. The lender is granting an exception to proceed with loan closing without X years of tax returns. The following compensation factors were identified by the lender; Low DTI and Significant residual income. Exception cannot be downgraded as the exception form is not executed.	Received CHM credit exception request for borrower employed by family member. FNMA requires XXX years tax returns moving forward without tax returns based on Low DTI and Significant residual income.	12/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																					Borrower has stable job time - Borrower has XXXXXXXXXXXXXXXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982196	XXXXX	XXXXX	XXXXXXXXXX-1329570	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/21/2023	1329570	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																					Borrower has stable job time - Borrower has XXXXXXXXXXXXXXXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982196	XXXXX	XXXXX	XXXXXXXXXX-1325408	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/19/2023	1325408	Cleared	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and met appraisal requirements. Downgraded to A, as HPML is allowed per lender guidelines	HPML with established escrows and met appraisal requirements. Downgraded to A, as HPML is allowed per lender guidelines.	12/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																					Borrower has stable job time - Borrower has XXXXXXXXXXXXXXXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963488	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/16/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/16/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963488	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/16/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/16/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963488	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/16/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/16/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963493	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/27/2023	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML escrow established, appraisal requirement met	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/28/2023	11/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963493	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/26/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6963493	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/26/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982201	XXXXX	XXXXX	XXXXXXXXXX-1307628	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/12/2023	1307628	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982201	XXXXX	XXXXX	XXXXXXXXXX-1307627	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/12/2023	1307627	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982201	XXXXX	XXXXX	XXXXXXXXXX-1307626	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/12/2023	1307626	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969426	XXXXX	XXXXX	XXXXXXXXXX-FCRE8999	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/06/2023	FCRE8999	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X years on job.

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969426	XXXXX	XXXXX	XXXXXXXXXX-FPRO8998	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/06/2023	FPRO8998	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X years on job.

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969426	XXXXX	XXXXX	XXXXXXXXXX-finding-3352	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/06/2023	finding-3352	Cleared	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and appraisal requirements met.	HPML with established escrows and appraisal requirements met.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X years on job.

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982205	XXXXX	XXXXX	XXXXXXXXXX-1309002	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/12/2023	1309002	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982205	XXXXX	XXXXX	XXXXXXXXXX-1308994	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/12/2023	1308994	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982205	XXXXX	XXXXX	XXXXXXXXXX-1303992	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/11/2023	1303992	Cleared	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and appraisal requirements met.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969429	XXXXX	XXXXX	XXXXXXXXXX-FCRE8999	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/06/2025	FCRE8999	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969429	XXXXX	XXXXX	XXXXXXXXXX-FCOM8997	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/06/2026	FCOM8997	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969429	XXXXX	XXXXX	XXXXXXXXXX-FPRO8998	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/06/2027	FPRO8998	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969430	XXXXX	XXXXX	XXXXXXXXXX-1296892	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/07/2023	1296892	Cleared	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
																While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with escrow established and appraisal requirement met					Borrower has stable job time - Borrower has X.XX years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969430	XXXXX	XXXXX	XXXXXXXXXX-1296890	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/07/2023	1296890	Cleared	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with escrow established and appraisal requirement met					Borrower has stable job time - Borrower has X.XX years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969430	XXXXX	XXXXX	XXXXXXXXXX-1301724	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/08/2023	1301724	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has X.XX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969430	XXXXX	XXXXX	XXXXXXXXXX-1301723	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/08/2023	1301723	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has X.XX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969432	XXXXX	XXXXX	XXXXXXXXXX-1306048	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/11/2023	1306048	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Original CLTV is Below the Guideline Maximum - Compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969432	XXXXX	XXXXX	XXXXXXXXXX-1306046	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/11/2023	1306046	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Original CLTV is Below the Guideline Maximum - Compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969432	XXXXX	XXXXX	XXXXXXXXXX-1300361	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/08/2023	1300361	Cleared	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and appraisal requirements met.
																Allowed per lender guidelines, therefore, downgraded to A.					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Original CLTV is Below the Guideline Maximum - Compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003084	XXXXX	XXXXX	XXXXXXXXXX-1410017	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/02/2024	1410017	Cleared	Property	Property Condition Rating Does Not Meet Program Requirements	Primary Value Valuation Property Condition Rating Does Not Meet Program Requirements Appraisal Form XXX in file indicates a Condition Rating of CX with no updates in the prior XXX years per documentation. Properties with a condition rating of CX or CX or a quality rating of QX are not acceptable per Guidelines.	Primary Value Valuation Property Condition Rating Meets Program Requirements
																			Received a XXX reflecting water heaters has been double strapped, smoke and carbon monoxide detectors have been installed, utilities have been turned on, fixtures have been replaced in the kitchen and bathroom, the drywall has been replaced and now the subject current condition best descried as a XXX. Exception Resolved	02/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003084	XXXXX	XXXXX	XXXXXXXXXX-1411663	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/02/2024	1411663	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003084	XXXXX	XXXXX	XXXXXXXXXX-1413684	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/05/2024	1413684	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			The loan is in compliance with all applicable laws and regulations.	02/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982214	XXXXX	XXXXX	XXXXXXXXXX-1335455	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/26/2023	1335455	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982214	XXXXX	XXXXX	XXXXXXXXXX-1335451	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/26/2023	1335451	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982214	XXXXX	XXXXX	XXXXXXXXXX-1335447	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/26/2023	1335447	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982218	XXXXX	XXXXX	XXXXXXXXXX-1332445	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/22/2023	1332445	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982218	XXXXX	XXXXX	XXXXXXXXXX-1332446	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/22/2023	1332446	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003087	XXXXX	XXXXX	XXXXXXXXXX-FPRO8998	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/25/2024	FPRO8998	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003087	XXXXX	XXXXX	XXXXXXXXXX-FCOM8997	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/25/2024	FCOM8997	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003087	XXXXX	XXXXX	XXXXXXXXXX-FCRE8611	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/25/2024	FCRE8611	Cleared	Credit	Income/Employment General	Missing verification the mortgage statement, property taxes, insurance and if applicable HOA to verify PITIA for other REO XXX.	XX/XX/XXXX: Client provided verification of taxes of insurance.		Received verification of property taxes and insurance for other REO XXX. Exception Resolved.	01/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982219	XXXXX	XXXXX	XXXXXXXXXX-1343807	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/29/2023	1343807	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982219	XXXXX	XXXXX	XXXXXXXXXX-1343808	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/29/2023	1343808	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003089	XXXXX	XXXXX	XXXXXXXXXX-FPRO1131	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/01/2024	FPRO1131	Cleared	Property	Loan Purpose is Purchase but Purchase Contract Doc is Missing	Loan Purpose is Purchase but Purchase Contract Doc is Missing	Purchase Contract Doc is not Missing, or is Not Applicable.

Purchase Contract Doc is not Missing, or is Not Applicable.

Received updated Escrow Instructions. The subject transaction is a FSBO (For Sale By Owner) and purchase contract not required. Exception Resolved.	02/05/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

																					Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003089	XXXXX	XXXXX	XXXXXXXXXX-finding-3352	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/02/2024	finding-3352	Cleared	Compliance	Higher-Priced Mortgage Loan Test	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

HPML is compliant and allowed per lender guidelines, therefore, downgraded to an A

This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	02/02/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

																					Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003089	XXXXX	XXXXX	XXXXXXXXXX-finding-2962	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/02/2024	finding-2962	Cleared	Compliance	XXX Higher-Priced Mortgage Loan Test	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
HPML is compliant and allowed per lender guidelines, therefore, downgraded to an A
This loan failed the XXX higher-priced mortgage loan test.  (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	02/02/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

																					Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003089	XXXXX	XXXXX	XXXXXXXXXX-FCRE8999	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/02/2024	FCRE8999	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of X.XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

																					Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	A	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982220	XXXXX	XXXXX	XXXXXXXXXX-1326782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/20/2023	1326782	Cleared	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than AUS Required Reserves of $XXX The note is dated XX/XX/XXXX, unable to utilize XX/XX/XXXX guidelines and lender removed XX/XX/XXXX Investor Guidelines. Therefore per XX/XX/XXXX Gift Funds are not permitted and loan file contains gift funds for $XXX, which were excluded from total verified assets.			Audited Reserves of $XXX are equal to or greater than AUS Required Reserves of $XXX	12/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982220	XXXXX	XXXXX	XXXXXXXXXX-1328930	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/21/2023	1328930	Cleared	Credit	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Audited Reserves of month(s) are less than Guideline Required Reserves of XXX month(s)			Audited Reserves of XXX month(s) are greater than or equal to Guideline Required Reserves of XXX month(s)	12/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982220	XXXXX	XXXXX	XXXXXXXXXX-1329620	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/21/2023	1329620	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6982220	XXXXX	XXXXX	XXXXXXXXXX-1329619	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	12/21/2023	1329619	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7016007	XXXXX	XXXXX	XXXXXXXXXX-1459631	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/28/2024	1459631	Acknowledged	Credit	Guideline Seasoning not Met	The borrower had a forbearance. It does appear lender made an exception to proceed to closing, however, missing Lender Exception Form with compensating factors. Guideline seasoning requirement has not been met.	Received Lender Exception Form, granting an exception to permit forbearance within the last XX-months. The borrower participated in forbearance option provided due to FEMA Disaster/Weather (XXX) that encompassed rental property in XXX. The lender provided the following compensating factors; clean credit history XXX on all accounts (min. X non-mtg accounts all rated for at least X years), XX-months housing history reviewed with no late payments, minimal to no payment shock, low DTI, significant residual income (Approximately $XXX per month); Excess Reserves - XX months verified versus XXX months required, qualifying FICO is greater than the guideline minimum by XXX points, and low LTV (XXX% LTV vs max LTV allowable of XXX%). Exception downgraded to a level X/B.	03/01/2024	Original LTV is Below the Guideline Maximum - Compensating Factors

Original CLTV is Below the Guideline Maximum - Compensating Factors

Borrower has stable job time - Compensating Factor

																					Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
7016007	XXXXX	XXXXX	XXXXXXXXXX-1460007	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/28/2024	1460007	Cleared	Credit	Evidence of Property Tax Missing	Supporting documentation for Property Taxes for XXX missing in file.	Received verification of property taxes for other REO XXX. Exception Resolved.	03/01/2024	Original LTV is Below the Guideline Maximum - Compensating Factors

Original CLTV is Below the Guideline Maximum - Compensating Factors

Borrower has stable job time - Compensating Factor

																					Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
7016007	XXXXX	XXXXX	XXXXXXXXXX-1460016	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/28/2024	1460016	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Compensating Factors

Original CLTV is Below the Guideline Maximum - Compensating Factors

Borrower has stable job time - Compensating Factor

																					Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
7016007	XXXXX	XXXXX	XXXXXXXXXX-1458732	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/28/2024	1458732	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Compensating Factors

Original CLTV is Below the Guideline Maximum - Compensating Factors

Borrower has stable job time - Compensating Factor

																					Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
7003105	XXXXX	XXXXX	XXXXXXXXXX-1432435	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/13/2024	1432435	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003105	XXXXX	XXXXX	XXXXXXXXXX-1433265	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/13/2024	1433265	Cleared	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	02/14/2024	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003105	XXXXX	XXXXX	XXXXXXXXXX-1432428	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/13/2024	1432428	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7016011	XXXXX	XXXXX	XXXXXXXXXX-FCRE8999	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/07/2024	FCRE8999	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7016011	XXXXX	XXXXX	XXXXXXXXXX-FPRO8998	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/07/2024	FPRO8998	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7016011	XXXXX	XXXXX	XXXXXXXXXX-FCOM8997	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/08/2024	FCOM8997	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003111	XXXXX	XXXXX	XXXXXXXXXX-FPRO8998	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/01/2024	FPRO8998	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003111	XXXXX	XXXXX	XXXXXXXXXX-FCRE8999	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/01/2024	FCRE8999	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7003111	XXXXX	XXXXX	XXXXXXXXXX-FCOM8997	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/01/2024	FCOM8997	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7016023	XXXXX	XXXXX	XXXXXXXXXX-FPRO8998	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/06/2024	FPRO8998	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7016023	XXXXX	XXXXX	XXXXXXXXXX-FCRE8999	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/06/2024	FCRE8999	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7016023	XXXXX	XXXXX	XXXXXXXXXX-finding-3352	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/07/2024	finding-3352	Cleared	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and appraisal requirement met. Allowed per lender guidelines, therefore, downgraded to A			HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	03/08/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971910	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML escrow established, appraisal requirement met	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/14/2023	06/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
																						C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971910	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971910	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/13/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971912	XXXXX	XXXXX	XXXXXXXXXX--96648	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/04/2024	-96648	Cleared	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; No Cure Required. HPML Loan with established escrows and appraisal requirement met. Downgraded	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/05/2024	01/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
																						C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971912	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/04/2024	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/04/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971912	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/04/2024	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/04/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971914	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971914	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971914	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971919	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/04/2024	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/04/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971919	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/04/2024	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/04/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971919	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/04/2024	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/04/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971922	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/19/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/19/2023	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971922	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/19/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/19/2023	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971922	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/19/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/19/2023	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971926	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/08/2024	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/08/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971926	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/04/2024	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/04/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971926	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/04/2024	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/04/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971927	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/03/2024	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML escrow established appraisal requirement met	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/17/2024	01/17/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971927	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/04/2024	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/04/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971927	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/04/2024	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/04/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971927	XXXXX	XXXXX	XXXXXXXXXX--96383	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/03/2024	-96383	Cleared	Compliance	TRID Initial Closing Disclosure Date and Funding Date Validation Test	This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields.; Final CD XX/XX/XXXX shows Disbursement Date as XX/XX/XXXX, Borrower closed XX/XX/XXXX, no documentation in file to show correct disbursement date	Lender response: Disagree - Lender Compliance Summary (pg, XXX) and Executed Settlement statement (pg. XXX) evidence settlement agent disbursement date and prepaid interest start date, respectively, as: XX/XX/XXXX. XXX used XX/XX/XXXX as confirmed disbursement date (updated manually) as resolution for initial system validation error of disbursement date prior to closing date.; Final CD XX/XX/XXXX shows Disbursement Date as XX/XX/XXXX, Borrower closed XX/XX/XXXX, no documentation in file to show correct disbursement date	01/17/2024	Condition cleared; This compliance test 'TRID Initial Closing Disclosure Date and Funding Date Validation Test' is no longer tested	01/17/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971929	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/21/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/21/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971929	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/21/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/21/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971929	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/21/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/21/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971933	XXXXX	XXXXX	XXXXXXXXXX-1246	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/27/2023	1246	Cleared	Credit	Transmittal Summary is Partial	Underwriting Final Approval in file is for a Rater-Term Refinance and Borrower received $XXX cash in hand at closing. Missing final Loan Approval reflecting loan as a Cash-Out transaction. LOE in file confirms cash out to be used for business purposes only.	Received the payoff confirming borrower is paying off a business loan at closing. Also received settlement statement reflecting the borrower purchased subject property as a cash only transaction. Therefore, loan is a delayed financing loan and is allowed to be priced as a rate-term loan. The borrower purchased the subject property under business name and switched vesting to name only. XXX confirmed borrower owns business XXX. An updated transmittal summary or approval not required.	08/01/2023	The transmittal summary is Present. Exception Resolved.	08/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																						D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971933	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/27/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																						D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971933	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/27/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																						D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971935	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/19/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971935	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/19/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971935	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/19/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971937	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/26/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971937	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/26/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971937	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	07/26/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971938	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/28/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXXX, are greater than the Guideline Minimum of X.XX or $XXX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971938	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/28/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXXX, are greater than the Guideline Minimum of X.XX or $XXX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971938	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/28/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXXX, are greater than the Guideline Minimum of X.XX or $XXX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971940	XXXXX	XXXXX	XXXXXXXXXX-1904	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/29/2023	1904	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient	Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value of XXX.	XX/XX/XXXX: Client rebuttal - Disagree - Property is in the state of XXX where it is against law to provide an RCE. The coverage amount does however exceed the cost to rebuild per the appraisal.	01/17/2024	Hazard insurance coverage is XXX, is considered sufficient by lender per the replacement cost value estimation provided on the appraisal of XXX. State of XXX does not release Replacement Cost. XXX law requires policies are written at RPC. Condition cleared.	01/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6971940	XXXXX	XXXXX	XXXXXXXXXX-2110	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/29/2023	2110	Acknowledged	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX.; Qualifying DTI of XXX exceeds guideline maximum of XXX. Approved DTI XXX% vs actual DTI of XXX% difference due to PITI calculated at fully indexed rate with a payment of $XXX vs lender calculated payment of $XXX. (XXX arm IO program)	XX/XX/XXXX: Acknowledged by Client based on LTV, CLTV below maximum, Fico is greater than the minimum, borrower years on job exceeds XX years	01/16/2024	01/16/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6971940	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/28/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/28/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6971940	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/29/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/29/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6971949	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/02/2024	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrows and appraisal requirements met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A	01/05/2024	01/05/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
																						C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971949	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/02/2024	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/02/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971949	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/02/2024	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/02/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971952	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/02/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971952	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/02/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971952	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	08/02/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971956	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/04/2023	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML escrow established, appraisal requirement met	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	08/09/2023	08/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
																						C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971956	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/04/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/04/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971956	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/04/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/04/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971956	XXXXX	XXXXX	XXXXXXXXXX--96366	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/04/2023	-96366	Cleared	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Documentation Required - Please provide completed SSPL to determine if Title services were provided by lender selected provider.	Lender response - fees are not over XXX% tolerance; Documentation Required - Please provide completed SSPL to determine if Title services were provided by lender selected provider.	08/09/2023	This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	08/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
																						C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971958	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/31/2023	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML escrow established, appraisal requirement met	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	08/01/2023	08/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
																						C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971958	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/31/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/31/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971958	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/31/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/31/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971962	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/11/2023	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML escrow established, appraisal requirement met	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	08/14/2023	08/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971962	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/11/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971962	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/11/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971963	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/09/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971963	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/09/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6971963	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/09/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6993979	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/20/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																						C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6993979	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/20/2023	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																						C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6993979	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/20/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																						C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6993979	XXXXX	XXXXX	XXXXXXXXXX-3499	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/20/2023	3499	Cleared	Credit	Unresolved derogatory credit	Borrower has unresolved derogatory credit. ; Borrower has unresolved derogatory credit. XXXX Mentions that it is ok to proceed with the derogatory credit, however there is no Exception in file. Per guidelines: Total aggregate balance of accounts in dispute remaining unresolved cannot exceed $XXX.
XX.XX.XX - Additional Data Received.	11/28/2023	Borrower has no unresolved derogatory credit. Exception Resolved.	11/28/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																						C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6993993	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/24/2024	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6993993	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/24/2024	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6993993	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/24/2024	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXXXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6994028	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/25/2024	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has more than X years at current residence - Borrower at current residence X.XX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6994028	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/25/2024	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has more than X years at current residence - Borrower at current residence X.XX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6994028	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/25/2024	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has more than X years at current residence - Borrower at current residence X.XX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6993989	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/26/2024	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6993989	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/26/2024	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6993989	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	01/26/2024	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6993992	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/30/2024	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML Loan with established escrows and appraisal requirements have been met	HPML compliant	02/01/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6993992	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2024	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6993992	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2024	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.
																						C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6994018	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/01/2024	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6994018	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/02/2024	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6994018	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/02/2024	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7014554	XXXXX	XXXXX	XXXXXXXXXX-1442605	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/19/2024	1442605	Cleared	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML compliant	02/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

																					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7014554	XXXXX	XXXXX	XXXXXXXXXX-1442617	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/19/2024	1442617	Cleared	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML compliant	02/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

																					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7014587	XXXXX	XXXXX	XXXXXXXXXX-1431922	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	02/13/2024	1431922	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7014585	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/06/2024	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Loan with established escrows and appraisal requirements have been met.	HPML compliant	02/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7014585	XXXXX	XXXXX	XXXXXXXXXX-3603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/08/2024	3603	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
7014585	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/08/2024	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX, are greater than the Guideline Minimum  or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
																					; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6949732	XXXXX	XXXXX	XXXXXXXXXX-3602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/17/2023	3602	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/17/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6949732	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/20/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6949732	XXXXX	XXXXX	XXXXXXXXXX-2578	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Closed	11/20/2023	2578	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. VOM in file reflecting mortage was obtained XX/XX/XXXX, but borrower purchased primary residence XX/XX/XXXX. Lender guidelines require a XXX month history.	Lender provided a detailed property report as evidence the borrower owns primary residence free and clear. The mortgage was discharged on XX/XX/XXXX. Pending HOI for XXX Colonial Avenue, as the HOI provided is for XXX. Exception Remains.;
XX/XX/XXXX - Received HOI for property XXX.	11/24/2023	Housing history meets guidelines. All documentation provided confirming the borrower's primary residence is free and clear, and both property taxes and HOI were provided verifying primary expense. Housing History would not be required as the mortgage on primary residence was released on XX/XX/XXXX. Exception Resolved.	01/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																						C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969415	XXXXX	XXXXX	XXXXXXXXXX-FPRO8998	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/13/2023	FPRO8998	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor Borrower has stable job time - Compensating Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969415	XXXXX	XXXXX	XXXXXXXXXX-FCRE8999	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/13/2023	FCRE8999	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor Borrower has stable job time - Compensating Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969415	XXXXX	XXXXX	XXXXXXXXXX-finding-3352	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/12/2023	finding-3352	Cleared	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML loan with established escrows and appraisal requirements met; however, not allowed per lender guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor Borrower has stable job time - Compensating Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
6969396	XXXXX	XXXXX	XXXXXXXXXX-1327	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/16/2023	1327	Acknowledged	Credit	Manual Underwrite is Missing	; Loan was approved as an Alt-Doc Asset Qualifier loan and Program no longer exists.. A Lender CHM Credit Exception Request Form in file granting an exception for loan to be underwritten and closed as a Asset Qualifier after program was phased out. Acknowledged as an Option X per program using Mortgage Only to calc qualified assets. Lender identified the following compensating factors: Excellent Credit history with minimal use of consumer credit, borrower not having any discretionary debt, minimal to no payment shock, low DTI, significant residual income, and excessive reserves. Exception downgraded to a level X/B.	Exception downgraded to a level X/B.	10/17/2023		10/17/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	D	B	B	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6969396	XXXXX	XXXXX	XXXXXXXXXX-3782	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/16/2023	3782	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				10/16/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	D	B	A	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6969396	XXXXX	XXXXX	XXXXXXXXXX-2570	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/14/2023	2570	Cleared	Credit	Final Loan Application is Missing	Final loan application is Missing.	Received final loan application excuted by the borrower.	10/20/2023	Final loan application is Present. Exception Resolved.	10/20/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	D	B	D	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6969396	XXXXX	XXXXX	XXXXXXXXXX--96658	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/16/2023	-96658	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML escrow established, appraisal requirement met	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
																	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/17/2023	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is not a higher-priced mortgage loan due one of the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac, but the APR does not exceed the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac, but the APR does not exceed the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien, but the APR does not exceed the Average Prime Offer Rate (X.XXX%) by X.X% or more.	10/16/2023	Borrower has more than X years at current residence - Borrower at current residence X.XX years	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A